Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

Note 11 - Income Taxes

A.	Tax rates

Ordinary taxable income in Israel is subject to a corporate tax rate of 23%.

The Company’s US subsidiary, Chemomab Therapeutics Inc. ("Chemomab Inc.) is taxed separately under the U.S. tax laws.
Chemomab Inc. is subject to a federal flat tax rate of 21% and state tax as applicable.
Capital gain is subject to capital gain tax according to the corporate tax rate in the year the assets are sold.

B.	Tax assessments

As of December 31, 2023, the Company’s tax reports through December 31, 2018 are considered closed to audit inspections by the Israeli Tax Authority (“ITA”) due to statute of limitation rules effective in Israel.

The Company has not yet been assessed by the ITA since inception.

C.	Losses for tax purposes carried forward to future years

As of December 31, 2023, the Company and its subsidiaries had approximately $165 million (approximately $159 million and $143 million as of December 31, 2022 and 2021 respectively) of net operating loss carryforwards which are available to reduce future taxable income with no limitation on the period of use.

On March 27, 2020 and December 27, 2020, the President of the United States signed and enacted into law the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) and the Consolidated Appropriations Act, 2021 (CAA). Among other provisions, the CARES Act and the CAA provide relief to U.S. federal corporate taxpayers through temporary adjustments to net operating loss rules, changes to limitations on interest expense deductibility, and the acceleration of available refunds for minimum tax credit carryforwards. The CARES Act also includes provisions for a carryback of any net operating loss (NOL) arising in a taxable year beginning after December 31, 2017, and before January 1, 2021, to each of the five taxable years preceding the taxable year in which the loss arises (carryback period).

Chemomab Therapeutics Inc., a wholly owned subsidiary of the Company, filed an application with the US Internal Revenue Service to carryback net operating losses. Chemomab Therapeutics Inc received $351 thousand in December 2022 on account of 2016 and 2017 and received the remainder $183 thousand in 2023. Accordingly, a tax benefit in the total amount of $534 thousand was recorded in the Company’s statement of operations during 2022.

D.	Deferred taxes

In respect of:

	December 31,	December 31,	December 31,
	2023	2022	2021
	USD thousands	USD thousands	USD thousands
Net operating loss carry-forward	38,258	36,550	33,396
Share-based compensation expense	1,163	1,774	1,147
Research and development costs	4,041	2,858	1,449
Other	9	13	38
Gross deferred tax assets	43,471	41,195	36,030
Less - Valuation allowance	(43,471)	(41,195)	(36,030)

Net deferred tax assets	-	-	-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. A valuation allowance is provided when it is more likely than not that the deferred tax assets will not be realized.

The Company has established a valuation allowance to offset deferred tax assets on December 31, 2023, 2022 and 2021 due to the uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets. The net change in the total valuation allowance for the year ended at December 31, 2023 was an increase of approximately $2.3 million.

E.	Roll forward of valuation allowance

Balance at January 1, 2021	$6,200
Currency translation Income	2,425
Tax assets acquired through merger	24,535
Income tax expense	2,870
Balance at December 31, 2021	$36,030
Currency translation Income	(1,316)
Income tax expense	6,481
Balance at December 31, 2022	$41,195
Currency translation Income	(3,295)
Income tax expense	5,571
Balance at December 31, 2023	$43,471

F.	Reconciliation of theoretical income tax expense to actual income tax expense

A reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	December 31,	December 31,	December 31,
	2023	2022	2021
	USD thousands	USD thousands	USD thousands

Loss before income taxes	(24,221)	(28,180)	(12,478)
Statutory tax rate	23%	23%	23%
Theoretical tax benefit	(5,571)	(6,481)	(2,870)

Change in temporary differences for which deferred taxes were not recognized	(1,177)	(1,696)	(1,332)
Tax rate differential	10	20	(101)
Non-deductible expenses	346	744	239
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	6,392	6,879	4,064
Actual income tax expense (Benefit)	-	(534)	-

G	Accounting for uncertainty in income taxes

For the year ended December 31, 2023, the Company did not have any unrecognized tax benefits and does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. The Company’s accounting policy is to accrue interest and penalties related to unrecognized tax benefits as a component of income tax expense.